Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	2020	2019
	£m	£m
Trade payables	154	173
Accruals	634	684
Social security and other taxes	174	129
Other payables	352	422
Deferred income	1,946	2,071
Total	3,260	3,479